STOCK-BASED COMPENSATION (Tables) - Stardust Power Inc And Subsidiary [Member]	9 Months Ended	10 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF RESTRICTED STOCK ACTIVITY

Restricted stock activity for the nine months ended September 30, 2024 and balances as at the end of September 30, 2024 were as follows:

	Restricted Stock
	Number of shares	Weighted Average Grant-Date Fair Value
Unvested as of December 31, 2023	313,528	0.000002
Granted	-	-
Vested	(188,117)	0.000002
Forfeited	-	-
Unvested as of September 30, 2024	125,411	$0.000002

Restricted stock activity for the period between March 16, 2023 (inception) and December 31, 2023 and balances as at the end of December 31, 2023 were as follows:

	Restricted Stock
	Number of shares	Weighted-Average Grant-Date Fair Value
Granted	550,000	0.00001
Vested	(381,875)	0.00001
Forfeited	(100,000)	0.00001
Unvested as at December 31, 2023	68,125	$0.00001

SCHEDULE OF STOCK OPTION ACTIVITY

Stock option activity for the nine months ended September 30, 2024, and balances as at the end of September 30, 2024 were as follows:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested as at December 31, 2023	1,326,979	0.57
Granted	-	-
Vested	(219,644)	0.57
Forfeited	(255,680)	0.60
Unvested as at September 30, 2024	851,655	0.56

Stock option activity for the period between March 16, 2023 (inception) and December 31, 2023 and balances as at the end of December 31, 2023 were as follows:

	Stock Options
	Number of shares	Weighted- Average Grant-Date Fair Value	Aggregate intrinsic value
Granted	495,000	2.99
Vested	(6,667)	3.50
Forfeited	(200,000)	3.50
Unvested as at December 31, 2023	288,333	2.62	7,998,367

SCHEDULE OF COMPENSATION EXPENSE FOR RESTRICTED STOCK UNITS

The compensation expense for stock options was as follows:

	Three months ended
	September 30, 2024	September 30, 2023	Nine months ended September 30, 2024	Period from March 16, 2023 (inception) through September 30, 2023
General and administrative expenses	22,221	-	139,945	-

The compensation expense for stock option was as follows for the period between March 16, 2023 (inception) and December 31, 2023:

Period from March 16, 2023 (inception) through December 31, 2023
General and administrative expenses	58,536

SCHEDULE OF FAIR VALUE ASSUMPTIONS

The weighted average fair value of options granted during period from March 16, 2023 (inception) through December 31, 2023 are provided below. The fair value was estimated on the date of grant using the Black-Scholes pricing model with the assumptions indicated below:

2023
Expected option life (years)	5.07 - 5.93 years
Expected volatility	60% - 70%
Risk-free interest rate at grant date	3.84 - 3.86%
Dividend yield	0%

The weighted-average fair value of option granted during period from March 16, 2023 (inception) through December 31, 2023 is provided below. The fair value was estimated on the date of grant using the Black-Scholes pricing model with the assumptions indicated below:

2023
Expected option life (years)	5.07 - 5.93 years
Expected volatility	60% - 70%
Risk-free interest rate at grant date	3.84 - 3.86%
Dividend yield	0%

Twenty Twenty Four Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF RESTRICTED STOCK ACTIVITY

RSU activity for the nine months ended September 30, 2024, and balances as at the end of September 30, 2024 were as follows:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested as at December 31, 2023	-	-
Granted	1,578,296	11.62
Vested	(74,000)	11.62
Forfeited	-	-
Unvested as at September 30, 2024	1,504,296	11.62

SCHEDULE OF COMPENSATION EXPENSE FOR RESTRICTED STOCK UNITS

The compensation expense for RSUs was as follows:

	Three months ended
	September 30, 2024	September 30, 2023	Nine months ended September 30, 2024	Period from March 16, 2023 (inception) through September 30, 2023
General and administrative expenses	1,082,031	-	1,082,031	-

SCHEDULE OF ESTIMATED GRANT DATE FAIR VALUE OF PSU

The estimated grant date fair value of the PSUs was determined using a Monte Carlo simulation valuation model. Assumptions used in the valuation were as follows:

Assumptions
Fair value of Common Stock	$11.62
Selected volatility	60%
Risk-free interest rate	3.42%
Contractual terms (years)	3.0

SCHEDULE OF PERFORMANCE SHARES UNITS ACTIVITY

PSU activity for the nine months ended September 30, 2024, and balances as at the end of September 30, 2024 were as follows:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested as at December 31, 2023	-	-
Granted	506,596	6.73
Vested	-	-
Forfeited	-	-
Unvested as at September 30, 2024	506,596	6.73

SCHEDULE OF COMPENSATION EXPENSE FOR RESTRICTED STOCK UNITS

The compensation expense for PSUs was as follows:

	Three months ended
	September 30, 2024	September 30, 2023	Nine months ended September 30, 2024	Period from March 16, 2023 (inception) through September 30, 2023
General and administrative expenses	46,678	-	46,678	-

Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF RESTRICTED STOCK ACTIVITY

RSU activity for the nine months ended September 30, 2024, and balances as at the end of September 30, 2024 were as follows:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested as at December 31, 2023	-	-
Granted	2,024,985	8.80
Vested	(247,370)	8.41
Forfeited	-	-
Unvested as at September 30, 2024	1,777,615	8.85

SCHEDULE OF COMPENSATION EXPENSE FOR RESTRICTED STOCK UNITS

The compensation expense for RSUs was as follows:

	Three months ended
	September 30, 2024	September 30, 2023	Nine months ended September 30, 2024	Period from March 16, 2023 (inception) through September 30, 2023
General and administrative expenses	5,765,425	-	5,765,425	-